Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 1,956,619	¥ 2,032,215	¥ 2,114,011
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		152,000	94,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	11,000	8,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	3,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		168,000	187,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		31,000	15,000
All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	117,000	113,000
All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,000	106,000
All Other | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	410,000	325,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	907,000	1,018,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	13,000	11,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	9,000	8,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		85,000	123,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,000	21,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,336,000	1,514,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		152,000	94,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		148,000	173,000
Level 1 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	38,000	101,000
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	907,000	1,018,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	5,000	5,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		85,000	123,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		210,000	193,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	10,000	8,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	3,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		20,000	14,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		31,000	15,000
Level 2 | All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	117,000	113,000
Level 2 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		(6,000)	5,000
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	8,000	6,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	9,000	8,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 18,000	¥ 21,000

[1]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[4]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,018 billion and ¥907 billion carried at fair value at March 31, 2023 and 2024, respectively, which are well-diversified across industries.
[5]	Amounts primarily include cash and short-term assets carried at fair value.